Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities
Net income before noncontrolling interests	$ 18,238	$ 12,934	$ 27,212
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Net (income)/loss from discontinued operations	(480)	2,512	(2,484)
Depreciation and amortization	14,184	9,501	5,592
Stock-based compensation expense	2,328	1,384	1,063
Tax benefit of stock compensation	(238)	13	232
Excess tax benefit from stock-based compensation			(5)
Deferred income tax (benefit)/expense	(3,973)	144	(5,152)
Realized loss on investments, net	59	21
Equity affiliates' earnings	(693)	(2,576)	(7,057)
Equity affiliates' dividends received	175	2,600	7,300
Loss on disposal of fixed assets	274	391	154
Changes in assets and liabilities:
(Increase)/decrease in receivables	(2,864)	10,643	(2,234)
(Increase)/decrease in unbilled revenues	(3,960)	2,827	2,061
(Increase)/decrease in other net assets	(821)	(1,555)	7,764
Increase/(decrease) in accounts payable	2,166	(990)	(4,652)
(Decrease)/increase in billings in excess	(1,964)	(5,537)	2,042
Decrease in accrued expenses	(6,046)	(4,713)	(7,779)
Net cash provided by continuing operations	16,385	27,599	24,057
Net cash (used in)/provided by discontinued operations	(669)	(526)	12,308
Net cash provided by operating activities	15,716	27,073	36,365
Cash Flows from Investing Activities
Additions to property, plant and equipment	(3,197)	(6,213)	(5,421)
Acquistions of businesses, net of cash acquired	(51,358)	(52,381)
Purchase of short-term investments		(250)	(2,500)
Maturity of short term investments		2,750
Purchase of available-for-sale securities	(9,046)	(13,564)	(2,155)
Sale of available-for-sale securities	6,429	5,888
Investment in equity affiliates			(400)
Net cash used in continuing operations	(57,172)	(63,770)	(10,476)
Net cash provided by discontinued operations		9,965	29,874
Net cash (used in)/provided by investing activities	(57,172)	(53,805)	19,398
Cash Flows from Financing Activities
Debt issuance costs		(621)
Proceeds from employee stock purchases and exercise of stock options	1,253	50	632
Payments on capital lease obligations	(165)	(160)	(333)
Excess tax benefit from stock-based compensation			5
Noncontrolling interest distributions	(939)	(353)
Capital contributions from noncontrolling interests			152
Treasury stock purchases	(86)
Net cash provided by/(used in) continuing operations	63	(1,084)	456
Net cash used in discontinued operations			(10)
Net cash provided by/(used in) financing activities	63	(1,084)	446
Net (decrease)/increase in cash and cash equivalents	(41,393)	(27,816)	56,209
Cash and cash equivalents, beginning of year	77,443	105,259	49,050
Cash and cash equivalents, end of year	$ 36,050	$ 77,443	$ 105,259